Stockholders' Equity - Schedule of Outstanding Stock Warrants (Details) (10-K) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020	May 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding, Beginning balance	803,000	6,424,000	5,461,500
Number of shares stock warrants, Granted	17,054		962,500
Number of Warrants, Outstanding, Ending balance	820,054	803,000	6,424,000
Warrants exercisable, Ending	820,054	6,424,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 83.04	$ 10.38	$ 11.50
Average exercise price stock warrants, Granted	21.99		4.00
Weighted Average Exercise Price, Outstanding, Ending balance	$ 81.74	$ 83.04	$ 10.38
Stock warrants outstanding shares, Expiration Date		Nov 2023
Stock warrants granted shares, Expiration Date		May 2024